OTHER RECEIVABLES AND OTHER PAYABLES - Other receivables (Details) - ZAR (R) R in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Receivables
Right of recovery receivable	R 186.8	R 176.8	R 160.5
Rates and taxes receivable	103.0	106.2	105.6
Pre-paid royalties	392.8
Other	52.1	66.6	53.1
Other receivables	734.7	349.6	319.2
Reconciliation of the non-current and current portion of the other receivables
Other receivables	734.7	349.6	319.2
Current portion of other receivables	(51.2)	(35.2)	(35.2)
Other non-current receivables	R 683.5	R 314.4	R 284.0